Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue	The disaggregated revenues by course plans were as follows:

	For the years ended December 31,
	2018	2019	2020
Prepaid standard courses	596,702	997,794	924,695
Prepaid multiple course packages	27,904	13,139	44,876
Other courses	12,658	12,280	3,057

Total revenues	637,264	1,023,213	972,628
Less: tax surcharges	(40)	—	—

Net revenues	637,224	1,023,213	972,628